FAIR VALUE MEASUREMENTS - Narrative (Details) - 12 months ended Dec. 31, 2021	$ / shares shares	₪ / shares shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares	15,562,500	15,562,500
Exercise price of warrants (in USD per share) | ₪ / shares		₪ 11.50
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant redemption price (in USD per share)	$ 0.01
Price of common stock with trading days threshold, triggering redemption of warrants (in USD per share)	$ 18.00
Trading days triggering redemption of warrants	20 days
Consecutive trading day period	30 days
Ordinary shares - Class A | Warrant Holder
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ratio for entitlement of warrant holder to purchase shares	1	1
Ordinary shares - Class A | Public Warrant Holder
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ratio for entitlement of warrant holder to purchase shares	1	1